Common Stock Warrants (Details) (USD $)	3 Months Ended
Mar. 31, 2014
Common Stock Warrants Details
Number of warrants shares, Beginning	1,227,656
Granted warrants	10,648,389
Cancelled/Forfeited warrants	(1,041,565)
Exercised warrants	(186,091)
Number of warrants shares, Ending	10,648,389
Weighted Average Exercise Price warrants, Beginning	$ 0.54
Weighted Average Exercise Price warrants, Granted	$ 1.91
Weighted Average Exercise Price warrants, Cancelled/Forfeited	$ 0.54
Weighted Average Exercise Price warrants, Exercised	$ 0.54
Weighted Average Exercise Price warrants, Ending	$ 1.91